Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net (loss)	$ (296,834)	$ (92,771)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences, net of tax	393	(647)
Total comprehensive (loss) for the period	(296,441)	(93,418)
Comprehensive income attributable to non-controlling interests, net of tax	22,763	9,386
Total comprehensive (loss) attributable to Cresco Labs Inc.	$ (319,204)	$ (102,804)